EQUITY - Common shares outstanding (Details) - shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Common shares held in trusts in connection with the RSU plan	721,800	710,831
Total	502,328,212
Employee stock options
Employee stock options	1,559,812
Common Shares Outstanding
Common shares outstanding	500,046,600	501,729,505	497,299,441